Discontinued Operations - Additional Information (Detail) (Discontinued Operations [Member], EMS and Home Appliances [Member], USD $)	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Discontinued Operations [Member] | EMS and Home Appliances [Member]
Impaired Long-Lived Assets Held and Used [Line Items]
Impairment losses	$ 1,944,571	$ 0	$ 1,230,727